Auer Growth Fund
Schedule of Investments
February 29, 2024 (Unaudited)
COMMON STOCKS — 79.90% Shares Fair Value
Communication Services — 2.18%
Gravity Company Ltd. - ADR
(a)
15,500 $ 1,194,585
Consumer Discretionary — 6.68%
Crown Crafts, Inc. ARS 46,000 253,000
Forestar Group, Inc.
(a)
34,000 1,146,480
General Motors Co. 28,000 1,147,440
LGI Homes, Inc.
(a)
9,000 1,026,810
Sadot Group, Inc.
(a)
300,000 105,000
3,678,730
Energy — 15.16%
Borr Drilling Ltd
(a)
75,000 451,500
CNX Resources Corp.
(a)
25,000 523,750
Dorian LPT Ltd. 29,000 1,048,350
Geospace Technologies Corp.
(a)
45,000 554,400
Hallador Energy Co.
(a)
53,000 402,800
International Seaways, Inc. 12,000 635,160
Obsidian Energy Ltd.
(a)
70,000 497,700
Peabody Energy Corp. 22,000 544,940
Precision Drilling Corp.
(a)
17,000 1,011,330
Ring Energy, Inc.
(a)
400,000 572,000
Seadrill Ltd.
(a)
11,000 464,200
Tidewater, Inc.
(a)
16,000 1,120,480
VAALCO Energy, Inc. 120,000 535,200
8,361,810
Financials — 18.33%
AG Mortgage Investment Trust, Inc. 45,000 273,600
Banco Latinoamericano de Comercio Exterior, S.A., Class E 15,500 433,535
Customers Bancorp, Inc.
(a)
10,000 543,100
Enstar Group Ltd.
(a)
1,800 554,292
Federal Agricultural Mortgage Corp., Class C, C 1,600 286,192
Fidelis Insurance Holdings Ltd. 43,000 643,280
FS Bancorp, Inc. 7,000 233,590
Greenlight Capital Re, Ltd., Class A
(a)
46,000 580,980
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 20,000 503,400
HomeTrust Bancshares, Inc. 10,000 262,500
Merchants Bancorp 7,000 300,020
Metropolitan Bank Holding Corp.
(a)
5,000 196,050
MFA Financial, Inc. 25,000 280,500
MVB Financial Corp. 12,000 256,920
NewtekOne, Inc. 18,000 207,720
Northeast Community Bancorp, Inc. 17,000 265,030
OptimumBank Holdings, Inc.
(a)
67,000 282,740
Primis Financial Corp 22,500 277,875
RenaissanceRe Holdings Ltd. 2,500 562,050
Siebert Financial Corp.
(a)
60,000 101,400

Auer Growth Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
COMMON STOCKS — 79.90% - (continued) Shares Fair Value
Financials — 18.33% - (continued)
SiriusPoint Ltd.
(a)
43,000 $ 527,610
VersaBank 47,000 559,300
Wells Fargo & Co. 20,000 1,111,800
Westwood Holdings Group, Inc. 20,000 242,400
White Mountains Insurance Group Ltd. 350 617,904
10,103,788
Health Care — 12.89%
Alkermes PLC
(a)
35,000 1,039,150
Amylyx Pharmaceuticals, Inc.
(a)
65,000 1,225,250
ANI Pharmaceuticals, Inc.
(a)
19,000 1,285,730
Catalyst Pharmaceuticals, Inc.
(a)
67,000 1,074,010
Harmony Biosciences Holdings, Inc.
(a)
30,000 963,000
Protalix Biotherapeutics, Inc.
(a)
120,000 195,600
Semler Scientific, Inc.
(a)
16,000 754,720
United Therapeutics Corp.
(a)
2,500 564,100
7,101,560
Industrials — 12.76%
Argan, Inc. 11,500 538,890
Broadwind Energy, Inc.
(a)
207,000 513,360
Costamare, Inc. 93,000 1,057,410
Emeren Group Ltd. - ADR
(a)
53,000 118,190
Energy Recovery, Inc.
(a)
18,000 281,340
Euroseas Ltd. 37,500 1,458,750
Great Lakes Dredge & Dock Corp.
(a)
56,000 500,640
Miller Industries, Inc. 12,200 549,122
Optex Systems Holdings, Inc.
(a)
50,000 319,500
TAT Technologies Ltd.
(a)
25,000 341,000
Titan Machinery, Inc.
(a)
10,000 252,300
VirTra, Inc.
(a)
59,000 574,070
Willis Lease Finance Corp.
(a)
11,000 527,120
7,031,692
Information Technology — 2.03%
Frequency Electronics, Inc.
(a)
21,000 225,330
Gorilla Technology Group, Inc.
(a)
1,000,000 890,700
1,116,030
Materials — 8.26%
B2Gold Corp. 300,000 720,000
Centerra Gold, Inc. 90,000 451,800
Eldorado Gold Corp.
(a)
52,000 540,280
Fortuna Silver Mines, Inc.
(a)
360,000 975,600
Hudbay Minerals, Inc. 100,000 589,000
MAG Silver Corp.
(a)
26,000 216,320
Ternium SA - ADR 13,500 547,290
TRX Gold Corp.
(a)
570,000 185,535

Auer Growth Fund
Schedule of Investments (continued)
February 29, 2024 (Unaudited)
COMMON STOCKS — 79.90% - (continued) Shares Fair Value
Materials — 8.26% - (continued)
Universal Stainless & Alloy Products, Inc.
(a)
16,000 $ 326,240
4,552,065
Real Estate — 0.47%
Five Point Holdings LLC
(a)
80,000 261,600
Technology — 1.14%
Canadian Solar, Inc.
(a)
15,000 316,350
Valero Energy Corp. 2,200 311,212
627,562
Total Common Stocks (Cost $42,020,185) 44,029,422
MONEY MARKET FUNDS — 14.32% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Class I, 5.20%
(b)
7,892,878 7,892,878
Total Money Market Funds (Cost $7,892,878) 7,892,878
Total Investments — 94.22%
    (Cost $49,913,063) 51,922,300
Other Assets in Excess of Liabilities — 5.78% 3,186,295
NET ASSETS — 100.00% $ 55,108,595
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 29, 2024.
ADR - American Depositary Receipt